FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3
Notes to Statement of Investments .....................................   9



                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES



                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                  SHARES/RIGHTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 92.4%
    AUSTRIA 2.4%
    Bank Austria Creditanstalt ..............               Commercial Banks                    572,690     $   56,420,466
    OMV AG ..................................                   Oil & Gas                        41,739         13,261,383
                                                                                                            ---------------
                                                                                                                69,681,849
                                                                                                            ---------------

    BELGIUM 1.0%
    Inbev ...................................                   Beverages                       845,800         29,613,909
                                                                                                            ---------------

    BRAZIL 2.6%
    Centrais Eletricas Brasileiras SA .......              Electric Utilities               538,847,500          7,162,431
    Centrais Eletricas Brasileiras SA
     (Non-Taxable) ..........................              Electric Utilities             1,203,948,148         16,003,035
    Embraer-Empresa Bras de Aeronautica SA ..              Aerospace & Defense                4,688,311         27,954,274
    Souza Cruz SA (Non-Taxable) .............                    Tobacco                      1,723,028         20,650,523
    Souza Cruz Sa ...........................                    Tobacco                         17,600            210,936
    Unibanco Uniao de Bancos Brasileiros SA,
     GDR ....................................               Commercial Banks                    143,700          4,940,406
                                                                                                            ---------------
                                                                                                                76,921,605
                                                                                                            ---------------

    CHINA 8.8%
  a Air China Ltd., 144A ....................                   Airlines                      5,068,000          1,835,655
    Aluminum Corp. of China Ltd., H .........                Metals & Mining                 26,968,000         15,559,559
    Anhui Conch Cement Co. Ltd. .............            Construction Materials              11,320,000         10,740,245
    Beijing Enterprises Holdings Ltd. .......           Industrial Conglomerates              2,754,556          3,937,880
    China Mobile (Hong Kong) Ltd., fgn. .....      Wireless Telecommunication Services       23,314,000         76,224,221
    China Resources Enterprise Ltd. .........                 Distributors                   18,812,000         25,808,025
    China Travel International Investment Hong
     Kong Ltd. ..............................         Hotels Restaurants & Leisure           44,416,000         13,667,425
    China Unicom Ltd. .......................      Wireless Telecommunication Services        3,314,000          2,570,656
  a Chongqing Changan Automobile ............                  Automobiles                    5,173,797          2,606,982
    CITIC Pacific Ltd. ......................           Industrial Conglomerates              7,291,764         21,362,635
    Denway Motors Ltd. ......................                  Automobiles                   27,650,386          9,749,221
    Huadian Power International Corp. Ltd., .              Electric Utilities                32,136,000          8,755,617
    Lenovo Group Ltd., H ....................            Computers & Peripherals             25,546,689          8,679,936
    PetroChina Co. Ltd., H ..................                   Oil & Gas                    42,705,000         26,555,623
    Shanghai Industrial Holdings Ltd. .......           Industrial Conglomerates              7,818,000         16,539,243
    TCL International Holdings Inc. .........              Household Durables                15,950,000          4,008,231
    Travelsky Technology Ltd., H ............                  IT Services                   10,016,000          8,347,255
                                                                                                            ---------------
                                                                                                               256,948,409
                                                                                                            ---------------

    CROATIA 0.5%
    Pliva DD, GDR, Reg S ....................                Pharmaceuticals                  1,302,550         14,679,738
                                                                                                            ---------------

    CZECH REPUBLIC 0.5%
    Cesky Telecom AS ........................    Diversified Telecommunication Services         761,250         14,227,129
                                                                                                            ---------------

    GREECE 1.0%
    Coca-Cola Hellenic Bottling Co., SA .....                   Beverages                       172,660          4,342,071
    Hellenic Telecommunications Organization SA
     (OTE) ..................................    Diversified Telecommunication Services         572,190         10,102,314
    Titan Cement Co. ........................            Construction Materials                 415,660         13,782,952
                                                                                                            ---------------
                                                                                                                28,227,337
                                                                                                            ---------------


                                          Quarterly Statement of Investments | 3

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                  SHARES/RIGHTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HONG KONG 2.3%
    Cheung Kong Holdings Ltd. ...............                  Real Estate                    4,054,000     $   35,994,782
    Cheung Kong Infrastructure Holdings Ltd.               Electric Utilities                 2,658,000          7,633,769
    Guoco Group Ltd. ........................        Diversified Financial Services             768,931          7,739,146
    Henderson Investment Ltd. ...............                  Real Estate                    3,842,000          5,320,067
    MTR Corp. Ltd. ..........................                  Road & Rail                    7,276,216         11,194,968
                                                                                                            ---------------
                                                                                                                67,882,732
                                                                                                            ---------------

    HUNGARY 3.4%
    Gedeon Richter Ltd. .....................                Pharmaceuticals                    137,088         18,816,070
    Matav RT ................................    Diversified Telecommunication Services       4,384,450         20,580,282
    MOL Magyar Olaj-Es Gazipari RT ..........                   Oil & Gas                       764,575         61,483,230
                                                                                                            ---------------
                                                                                                               100,879,582
                                                                                                            ---------------

    INDIA 3.0%
    Gail India Ltd. .........................                 Gas Utilities                   2,742,540         13,306,107
    Hindustan Lever Ltd. ....................              Household Products                 7,784,500         23,482,722
    Hindustan Petroleum Corp. Ltd. ..........                   Oil & Gas                     3,502,400         24,534,843
    Indian Petrochemicals Corp. Ltd. ........                   Chemicals                       708,600          2,650,253
    Oil & Natural Gas Corp. Ltd. ............                   Oil & Gas                       423,987          8,569,537
    Tata Tea Ltd. ...........................                 Food Products                   1,217,581         14,620,730
                                                                                                            ---------------
                                                                                                                87,164,192
                                                                                                            ---------------

    INDONESIA 0.1%
    PT Bank Danamon .........................               Commercial Banks                  6,057,500          3,038,024
    PT Perusahaan Gas Negara, 144A ..........                 Gas Utilities                     351,000             84,313
                                                                                                            ---------------
                                                                                                                 3,122,337
                                                                                                            ---------------

    MALAYSIA 1.4%
    Kuala Lumpur Kepong Bhd. ................                 Food Products                   1,193,172          2,072,351
    Resorts World Bhd. ......................         Hotels Restaurants & Leisure            7,606,700         18,716,486
    SIME Darby Bhd. .........................           Industrial Conglomerates              5,017,700          7,856,662
    Tanjong PLC .............................        Hotels Restaurants & Leisure               832,100          2,890,453
    YTL Corp. Bhd. ..........................      Multi-Utilities & Unregulated Power        2,890,933          4,298,361
    YTL Power International Bhd. ............                Water Utilities                 11,114,688          5,615,842
                                                                                                            ---------------
                                                                                                                41,450,155
                                                                                                            ---------------

    MEXICO 3.3%
    Fomento Economico Mexicano SA de CV Femsa,
     ADR ....................................                   Beverages                       559,140         29,941,947
    Kimberly Clark de Mexico SA de CV, A ....              Household Products                18,507,712         55,492,482
    Telefonos de Mexico SA de CV (Telmex), L,
     ADR ....................................    Diversified Telecommunication Services         364,630         12,590,674
                                                                                                            ---------------
                                                                                                                98,025,103
                                                                                                            ---------------

   PANAMA 0.1%
    Banco Latinoamericano de Exportaciones
     SA, E ..................................               Commercial Banks                    182,000          3,720,080
                                                                                                            ---------------

   PHILIPPINES 1.2%
    San Miguel Corp., B .....................                   Beverages                    23,175,336         34,466,969
                                                                                                            ---------------



4 |  Quarterly Statement of Investments

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                  SHARES/RIGHTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    POLAND 3.5%
  a KGHM Polska Miedz SA ....................                Metals & Mining                    752,300     $    7,334,865
    Polski Koncern Naftowy Orlen SA .........                   Oil & Gas                     3,227,556         46,589,602
    Telekomunikacja Polska SA ...............    Diversified Telecommunication Services       7,425,800         50,069,497
                                                                                                            ---------------
                                                                                                               103,993,964
                                                                                                            ---------------

    RUSSIA 1.6%
    JSC Mining and Smelting Co. Norilsk
     Nickel .................................                Metals & Mining                    238,500         13,916,475
    Lukoil Holdings, ADR ....................                   Oil & Gas                       233,288         31,587,195
                                                                                                            ---------------
                                                                                                                45,503,670
                                                                                                            ---------------

    SINGAPORE 7.0%
    Comfortdelgro Corp. Ltd. ................                  Road & Rail                   17,355,000         17,557,915
    Dairy Farm International Holdings Ltd. ..           Food & Staples Retailing              4,628,754         12,682,786
    Fraser & Neave Ltd. .....................           Industrial Conglomerates              5,160,148         47,515,751
    Keppel Corp. Ltd. .......................           Industrial Conglomerates              8,983,600         59,321,040
    Singapore Press Holdings Ltd. ...........                     Media                       3,882,000         10,723,887
    Singapore Technologies Engineering Ltd. .              Aerospace & Defense               12,085,000         18,742,109
    Singapore Telecommunications Ltd. .......    Diversified Telecommunication Services      24,294,214         37,971,207
                                                                                                            ---------------
                                                                                                               204,514,695
                                                                                                            ---------------

    SOUTH AFRICA 8.4%
    Anglo American PLC ......................                Metals & Mining                  3,219,691         75,902,422
    Liberty Group Ltd. ......................                   Insurance                       112,888          1,172,080
    Nedcor Ltd. .............................               Commercial Banks                  1,578,410         19,009,526
    Nedcor Ltd., 144A .......................               Commercial Banks                    273,791          3,297,392
    Old Mutual PLC ..........................                   Insurance                    10,667,215         27,115,084
    Remgro Ltd. .............................        Diversified Financial Services           3,952,690         59,378,500
    SABMiller PLC ...........................                   Beverages                     2,077,439         32,605,284
    Sappi Ltd. ..............................            Paper & Forest Products              1,099,700         13,455,543
    Sasol Ltd. ..............................                   Oil & Gas                       616,288         14,335,194
  a Spar Group Ltd. .........................                 Distributors                      285,994          1,099,263
                                                                                                            ---------------
                                                                                                               247,370,288
                                                                                                            ---------------

    SOUTH KOREA 20.0%
    CJ Corp. ................................                 Food Products                     431,060         30,587,255
    Daewoo Heavy Industries and Machinery
     Ltd. ...................................                   Machinery                         1,000              8,904
    Daewoo Shipbuilding & Marine Engineering Co.
     Ltd. ...................................                   Machinery                     2,725,450         51,160,781
    Hana Bank ...............................               Commercial Banks                  1,043,200         28,707,224
    Hite Brewery Co. Ltd. ...................                   Beverages                       334,470         32,214,310
    Hyundai Development Co. .................          Construction & Engineering             1,567,980         28,508,727
    Kangwon Land Inc. .......................         Hotels Restaurants & Leisure            2,378,766         35,535,374
    Kia Motors Corp. ........................                  Automobiles                      907,000         12,479,607
    Korea Gas Corp. .........................                 Gas Utilities                     425,060         13,096,443
    LG Chem Ltd. ............................                   Chemicals                       607,140         24,464,609
  a LG Corp. ................................           Industrial Conglomerates              1,161,000         27,841,179
    LG Electronics Inc. .....................              Household Durables                   189,470         12,680,990


                                          Quarterly Statement of Investments | 5

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                  SHARES/RIGHTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SOUTH KOREA (CONT.)
    LG Household & Health Care Ltd. .........              Household Products                   408,940     $   13,303,110
    LG International Corp. ..................       Trading Companies & Distributors            948,050         10,715,061
    LG Petrochemical Co. Ltd. ...............                   Chemicals                       357,320          9,288,564
    POSCO ...................................                Metals & Mining                    129,540         25,589,720
    Samsung Electronics Co. Ltd. ............   Semiconductors & Semiconductor Equipment        257,160        126,874,025
    Samsung Fine Chemicals Co. Ltd. .........                   Chemicals                     1,017,790         20,705,900
    Samsung Heavy Industries Co. Ltd. .......                   Machinery                     6,564,220         59,352,161
    SK Corp. ................................                   Oil & Gas                       138,760          8,182,408
    SK Telecom Co. Ltd. .....................      Wireless Telecommunication Services          101,450         17,049,582
                                                                                                            ---------------
                                                                                                               588,345,934
                                                                                                            ---------------

    SWEDEN 0.6%
  a Oriflame Cosmetics, IDR .................               Personal Products                   824,550         17,201,449
                                                                                                            ---------------

    TAIWAN 13.4%
    Acer Inc. ...............................            Computers & Peripherals              9,509,098         14,940,023
    Chunghwa Telecom Co. Ltd. ...............    Diversified Telecommunication Services      12,259,000         25,369,352
    D-Link Corp. ............................           Communications Equipment             21,759,358         27,073,155
    Delta Electronics Inc. ..................      Electronic Equipment & Instruments        16,531,323         26,812,372
    Elan Microelectronics Corp. .............   Semiconductors & Semiconductor Equipment     12,662,834          7,013,472
    Elite Semiconductor Memory Technology
     Inc. ...................................   Semiconductors & Semiconductor Equipment      1,159,000          2,442,633
    Kinpo Electronics Inc. ..................              Office Electronics                11,053,280          4,894,092
    Lite-On Technology Corp. ................            Computers & Peripherals             22,659,900         24,381,725
    MediaTek Inc. ...........................   Semiconductors & Semiconductor Equipment      4,222,000         30,017,394
    Mega Financial Holdings Co. Ltd. ........               Commercial Banks                 60,711,308         39,117,614
    Premier Image Technology Corp. ..........         Leisure Equipment & Products           12,438,000         14,093,715
    President Chain Store Corp. .............           Food & Staples Retailing             10,528,164         17,944,595
    Siliconware Precision Industries Co. Ltd.   Semiconductors & Semiconductor Equipment     13,080,000         11,354,599
    Sunplus Technology Co. Ltd. .............   Semiconductors & Semiconductor Equipment     17,662,010         26,515,999
    Synnex Technology International Corp. ...      Electronic Equipment & Instruments         2,913,400          4,457,116
    Taiwan Cellular Corp. ...................      Wireless Telecommunication Services       46,924,106         47,659,855
    Taiwan Semiconductor Manufacturing Co. ..   Semiconductors & Semiconductor Equipment     20,038,000         32,754,301
    UNI-President Enterprises Corp. .........                 Food Products                  55,162,790         25,562,647
    Yuanta Core Pacific Securities Co. ......                Capital Markets                 16,483,486         12,059,428
                                                                                                            ---------------
                                                                                                               394,464,087
                                                                                                            ---------------

    THAILAND 1.7%
    BEC World Public Co. Ltd., fgn. .........                     Media                      10,039,100          3,823,686
    Kasikornbank Public Co. Ltd., fgn. ......               Commercial Banks                 13,625,100         20,374,958
    Land and House Public Co. Ltd., fgn. ....              Household Durables                12,435,900          2,765,653
    Siam Cement Public Co. Ltd., fgn. .......            Construction Materials                 402,800          2,718,282
    Siam Commercial Bank Ltd., fgn. .........               Commercial Banks                  3,920,000          5,060,327
    Siam Makro Public Company Ltd., fgn. ....           Food & Staples Retailing              1,066,100          1,526,114
    Thai Airways International Public Co.
     Ltd., fgn. .............................                   Airlines                      1,778,600          2,136,866
  a Thai Military Bank Public Co. Ltd., fgn.                Commercial Banks                118,390,400         10,834,295
  a True Corp., Public Co. Ltd., rts., 3/28/08     Diversified Telecommunication Services     2,258,595                 --
                                                                                                            ---------------
                                                                                                                49,240,181
                                                                                                            ---------------




6 |  Quarterly Statement of Investments

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                  SHARES/RIGHTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TURKEY 3.0%
  a Arcelik AS, Br. .........................              Household Durables                 4,585,922     $   26,447,459
    Migros Turk TAS .........................           Food & Staples Retailing              3,088,513         21,465,447
    Tupras-Turkiye Petrol Rafineleri AS .....                   Oil & Gas                     2,026,540         28,618,790
    Turkiye Is Bankasi AS, C ................               Commercial Banks                  2,161,722         12,466,863
                                                                                                            ---------------
                                                                                                                88,998,559
                                                                                                            ---------------

    UNITED KINGDOM 1.6%
    HSBC Holdings PLC .......................               Commercial Banks                  2,010,904         31,970,472
    Provident Financial PLC .................               Consumer Finance                  1,005,420         13,452,977
                                                                                                            ---------------
                                                                                                                45,423,449
                                                                                                            ---------------

    TOTAL COMMON STOCKS
      (COST $1,942,882,253) .................                                                                2,712,067,402
                                                                                                            ---------------

    DIRECT EQUITY INVESTMENTS 0.3%
    HONG KONG 0.1%
a,b,c,e Mayfair Hanoi Ltd.,  30% equity owned
     through HEA Holdings Ltd., a wholly owned
     investment .............................                  Real Estate                                       4,379,795
                                                                                                            ---------------

    SINGAPORE 0.2%
a,b,c,e Indotel Ltd. ........................         Hotels Restaurants & Leisure              900,000          5,155,686
                                                                                                            ---------------

    TOTAL DIRECT EQUITY INVESTMENTS
      (COST $13,602,155) ....................                                                                    9,535,481
                                                                                                            ---------------
    PREFERRED STOCKS 5.8%
    BRAZIL 5.8%
    Banco Bradesco SA, ADR, pfd. ............               Commercial Banks                  1,960,313         56,849,063
    Bradespar SA, pfd. ......................        Diversified Financial Services             190,924          7,283,000
    Cia de Bebidas das Americas (AmBev), ADR,
     pfd. ...................................                   Beverages                       996,200         28,780,218
    Cia Vale do Rio Doce, ADR, pfd., A ......                Metals & Mining                    997,850         26,512,875
    Petroleo Brasileiro SA, ADR, pfd. .......                   Oil & Gas                       997,541         38,375,402
    Suzano Bahia Sul Papel e Celulose SA,
     pfd., A ................................            Paper & Forest Products              1,215,178          5,543,396
    Usinas Siderurgicas De Minas Gerais SA,
     pfd. ...................................                Metals & Mining                    308,410          6,641,788
                                                                                                            ---------------
                                                                                                               169,985,742
                                                                                                            ---------------
  TOTAL PREFERRED STOCKS (COST $122,651,026)                                                                   169,985,742
                                                                                                            ---------------



                                          Quarterly Statement of Investments | 7

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $46,333,704) 1.6%
  d U.S. Treasury Bills, 4/07/05 - 6/30/05 ..                                           $    46,428,000     $   46,332,167
                                                                                                            ---------------
    TOTAL INVESTMENTS (COST $2,125,469,138)
     100.1%                                                                                                  2,937,920,792
    OTHER ASSETS, LESS LIABILITIES (0.1)% ...                                                                   (3,085,631)
                                                                                                            ---------------
    NET ASSETS 100.0% .......................                                                               $2,934,835,161
                                                                                                            ===============


SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
IDR - International Depository Receipt

a Non-income producing.
b See Note 2 regarding Holdings of 5% Voting Securities.
c See Note 3 regarding restricted securities.
d A portion or all of the security is traded on a discount basis with no stated
  coupon rate.
e See Note 4 regarding other considerations.





8 | See Notes to Statement of Investments. |
Quarterly Statement of Investments

Templeton Developing Markets Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.


1. INCOME TAXES

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................  $2,175,242,922
                                                          ---------------
Unrealized appreciation ................................  $  802,503,558
Unrealized depreciation ................................     (39,825,688)
                                                          ---------------
Net unrealized appreciation (depreciation) .............  $  762,677,870
                                                          ---------------


2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at March 31, 2005, were as shown below.

-------------------------------------------------------------------------------------------------------------------
                           NUMBER OF SHARES                      NUMBER OF SHARES VALUE AT               REALIZED
                           HELD AT BEGINNING  GROSS      GROSS     HELD AT END     END OF  INVESTMENT     CAPITAL
  NAME OF ISSUER               OF PERIOD    ADDITIONS REDUCTIONS    OF PERIOD      PERIOD    INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
                                                                                ----------------------------------
  CONTROLLED AFFILIATES
  Mayfair Hanoi Ltd.,
   30% equity
   owned through
   HEA Holdings Ltd,
   a wholly owned investment        --          --       --              --      4,379,795    $--           $--
                                                                                ----------------------------------
  NON-CONTROLLED AFFILIATES
  Indotel Ltd. ..............  900,000          --       --         900,000     $5,155,686     --            --
                                                                                ----------------------------------
  TOTAL AFFILIATED SECURITIES (0.33% of Net Assets)                             $9,535,481    $--           $--
                                                                                ==================================


3. RESTRICTED SECURITIES

At March 31, 2005, the Fund held investments in restricted and illiquid securities, as follows:

------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                  ACQUISITION
  AMOUNT/SHARES ISSUER                                           DATE        COST           VALUE
------------------------------------------------------------------------------------------------------
      900,000   Indotel Ltd. ...............................    11/22/96  $9,154,569      $5,155,686
                Mayfair Hanoi, Ltd., 30% equity
                 owned through HEA Holdings Ltd.,
                 a wholly owned investment .................    10/31/96   4,447,586       4,379,795
                                                                                          ------------
                     TOTAL RESTRICTED SECURITIES (0.33% of Net Assets)                    $9,535,481
                                                                                          ============







                                          Quarterly Statement of Investments | 9

Templeton Developing Markets Trust

4. OTHER CONSIDERATIONS

Directors or employees of Templeton Asset Management Ltd., as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At March 31, 2005, such individuals serve in one or more of these capacities for HEA Holdings Ltd., (which owns a 30% equity interest in Mayfair Hanoi, Ltd.), Indotel Ltd., and Mayfair Hanoi Ltd. As a result of this involvement, the Investment Manager may be in possession of certain material non-public information which, pursuant to the Funds policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.













For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.







10 |  Quarterly Statement of Investments





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 20, 2005